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		  UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

		   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
	      INVESTMENT COMPANIES

Investment Company Act file number: 811-05807

              NAIC GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)

	   Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
		(248) 583-6242
      (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 275-6242

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003
















ITEM 1. REPORTS TO STOCKHOLDERS.




NAIC Growth Fund, Inc.
Semi Annual Report
June 30, 2003


Contents
Report to Shareowners	 			 	2
Statement of Assets and Liabilities		 	3
Statement of Operations		 		 	4
Statements of Changes in Net Assets		 	5
Financial Highlights		 		 	6
Portfolio of Investments		 	 	7
Notes to Financial Statements			       10
2003 Annual Meeting				       13
NAIC Growth Fund, Inc., Board of Directors	       14
Shareowner Information				       15



Report to Shareowners:
June 30, 2003

     In spite of some progress in the popular averages during the first six months of this year, the broad market has not performed well. For the six months, the DJIA was up 7.7% while the Standard & Poor's 500 increased
10.8%. The Net Asset Value of the Fund went from $9.08 to $9.60 in that period. Annualized investment returns can be found on page 6 of this report.

     The one bright spot has been some positive activity in the payments of dividends since the lower tax rate was initiated in May. Companies held in the portfolio such as Citigroup, Colgate-Palmolive and AFLAC increased their dividends more than 20% when compared to the prior year's annualized rates. This is encouraging, especially with the yields on money markets and T-bills being so low. We hope this trend continues as we reported in last year's annual report that dividend increases at that time were less than in prior years.

      One new company was added to the portfolio with the purchase of 2,000 Avery Dennison. Other additions made to existing holdings included 1,000 Albertsons, 2,000 Pentair, 3,000 PepsiCo, 3,000 RPM, and 2,000 Teleflex. Sales included PolyOne, a reduction in Stryker, DelMonte Foods which was a spin-off from H.J. Heinz, and Wyeth. That resulted in long-term capital gains of a little more than $300,000 for the current year.

       The Fund managers continue to look at company fundamentals closely when making buy and sell decisions. Over the short-term, stock prices do not always reflect earnings progress, but the managers feel confident that long-term price trends will eventually be tied to earnings performance.


Thomas E. O'Hara			  Kenneth S.Janke
Chairman		                  President



NAIC Growth Fund, Inc.
Statement of Assets and Liabilities
As of June 30, 2003  (unaudited)

ASSETS

Investment securities
   -at market value (cost $9,185,404)		   $17,453,828
Short-term investments
   -at amortized cost			             4,197,142
Cash and cash equivalents			       914,464
Dividends & interest receivable 		        37,974
Prepaid insurance		  	                 1,344
Prepaid fees		  	                        52,697

			                           $22,657,449
LIABILITIES

Dividends payable		             -
Accounts payable		        54,944	        54,944

TOTAL NET ASSETS			           $22,602,505


SHAREOWNERS' EQUITY

 Common Stock-par value $0.001 per share;
  authorized 50,000,000 shares,
    outstanding 2,354,370 shares		   $     2,355
Additional Paid-in Capital			    14,012,176
Undistributed net investment income/(loss)	       (3,585)
Undistributed net realized gain on investments	       323,135
Unrealized appreciation of investments		     8,268,424


SHAREOWNERS' EQUITY			           $22,602,505

NET ASSET VALUE PER SHARE			   $      9.60


See notes to financial statements



NAIC Growth Fund, Inc.
Statement of Operations
For the six months ended June 30, 2003 (unaudited)

INVESTMENT INCOME

     Interest		                            $   29,196
     Dividends		                               165,729

		                                    $  194,925
EXPENSES

    Advisory fees	                  $85,000
    Legal fees	                           48,000
    Transfer agent & custodian fees	   20,000
    Insurance	                            9,500
    Audit fees	                            9,000
    Printing	                            5,300
    Other fees & expenses	            5,000
    Mailing & postage	                    6,000
    Other Professional Services	            4,000
    Annual shareowners' meeting	            3,300
    Directors' fees & expenses	            4,000


    Net Expenses		                     $ 199,100

         Net investment income/(loss)		       (4,175)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    Realized gain on investments:
     Proceeds from sale of
        investment securities             599,760
     Cost of investment
        securities sold	                  276,625
      Net realized gain on investments		     $ 323,135
    Unrealized appreciation of investments:
     Unrealized appreciation at
        beginning of year	        7,459,773
     Unrealized appreciation at
        end of period	                8,268,424
      Net change in unrealized
        appreciation on investments		       808,651
      Net realized and unrealized
        gain on investments		             1,131,786

NET INCREASE FROM OPERATIONS		            $1,127,611

See notes to financial statements


NAIC Growth Fund, Inc.
Statements of Changes in Net Assets
			      six months ended       year ended
				 June 30, 2003   December 31, 2002
FROM OPERATIONS:

Net investment income/(loss)	  $    (4,175)     $     43,718
Net realized gain on investments       323,135	      1,181,894
Net change in unrealized
     appreciation on investments       808,651	     (4,492,496)
   Net decrease/increase from
     operations	                     1,127,611       (3,266,884)
DISTRIBUTIONS TO STOCKHOLDERS FROM:

Net investment income	                     -		 43,435
Net realized gain from investment
     transactions	                     -        1,181,894
   Total distributions	                     -	      1,225,329

FROM CAPITAL STOCK TRANSACTIONS:

Dividend reinvestment	               748,336		869,087
Cash purchases	                       171,237		269,238
   Net increase from capital stock
      transactions	               919,573	      1,138,325
     Net increase/(decrease) in
      net assets	            $ 2,047,184	    $(3,353,888)
TOTAL NET ASSETS:

Beginning of period	            $20,555,321	    $23,909,209

End of period (including
      undistributed net investment
      income/(loss) of ($4,175)
      and $590, respectively)	    $22,602,505     $20,555,321

Shares:
Shares issued to common stockholders
      under the dividend reinvestment
      and cash purchase plan	         90,273		105,525

Shares at beginning of year	      2,264,097	      2,158,842

Shares at end of year	              2,354,370	      2,264,097


See notes to financial statements


NAIC Growth Fund, Inc.
Financial Highlights (a)
                            six months ended
                              June 30, 2003    years ended December 31,
	                       (unaudited) 2002  2001   2000   1999   1998


Net asset value at beginning
      of year                   $9.08    $11.08 $11.96 $11.22 $10.86 $9.56

Net investment income               -       .02    .04    .09    .08   .12
 Net realized and unrealized
       gain
     (loss) on investments        .52     (1.48)  (.25)  2.18    .76  1.68
Total from investment operations  .52     (1.46)  (.21)  2.27    .84  1.80

Distribution from:
  Net investment income             -      (.02)  (.04)  (.09)  (.09) (.11)
  Realized gains                    -      (.52)  (.63) (1.44)  (.39) (.39)
    Total distributions             -      (.54)  (.67) (1.53)  (.48) (.50)

Net asset value at end of
    period                      $9.60     $9.08 $11.08 $11.96 $11.22 $10.86

Per share market value,
    end of period
    last traded price (b)      $11.00	  $9.95 $10.75 $10.50 $10.00 $10.25

Total Investment Return
    Annualized:
Based on market value
    1 year                     16.73%     2.10%  3.70% 30.90%  2.85% (25.42%)
    from inception             11.08%    10.86% 11.66% 12.57% 10.28%  11.30%
Based on net asset value
    1 year                     11.78%  (13.81%) (1.59%) 27.27% 7.75%  18.84%
    from inception             10.12%   10.06%  12.42% 13.81% 13.15%  13.79%

Net Assets, end of year
    (000's)         $22,602.5 $20,555.3 $23,909.2 $23,927.8 $22,351.7 $20,701.2

Ratios to average net assets
    annualized:
Ratio of expenses to
    average net assets (c)       1.88%    1.61%  1.57%  1.25%  1.00%   0.83%
Ratio of net investment income
    to average net assets (c)   (0.04%)   0.17%  0.32%  0.74%   .70%   1.13%
Portfolio turnover rate          5.50%   11.19%  1.77% 10.61%  4.20%   5.87%

(a) All per share data for all periods has been restated to reflect the effect of a 15% stock dividend which was declared on August 18, 2000 and paid on September 29, 2000 to shareholders of record on September 18, 2000.
(b) If there was no sale on the valuation date, the bid price for each such date is shown.
(c) For the years ended 2000, 1999, & 1998, the adviser voluntarily waived all or a portion of its fees. Had the adviser not done so in 2000, 1999, & 1998, the ratio of expenses to average net assets would have been 1.44%, 1.37%, & 1.39%, and the ratio of net investment income to average net assets would have been 0.55%, 0.32%, & 0.57%, for each of these years.


NAIC Growth Fund, Inc.
Portfolio of Investments - June 30, 2003 (unaudited)

%  Common Stock       Shares       Cost      Market


3.0    Auto Replacement

O'Reilly Auto*        20,000   $242,606    $673,600

10.5   Banking

Citigroup	      15,000     53,759     645,150
Comerica, Inc.         9,000    353,214     423,000
Bank One Corp.        10,000    331,370     375,200
Huntington Banc.      24,200    221,907     472,868
Synovus Financial     22,000    196,008     472,340

2.3    Building Products

Johnson Controls       6,000     96,895     513,000

2.7    Chemicals

RPM                   25,000    287,099     332,500
Sigma Aldrich          5,000     94,938     272,600

3.7     Consumer Products

Colgate-Palmolive     10,000    200,450     576,800
Newell Rubbermaid      9,000    237,375     250,920

5.6     Electrical Equipment

Federal Signal        17,000    372,110     305,320
General Electric      22,000    378,341     629,640
Vishay Intertech*     25,000    245,379     338,500

1.9      Electronics

Diebold               10,000    269,188     423,500

8.9      Ethical Drugs

Eli Lilly              6,000     91,688     408,720
Johnson & Johnson      4,000     45,500     206,160
Merck & Co., Inc.     10,000    379,816     610,200
Pfizer, Inc.          23,000    442,195     805,000

1.4      Financial Services

State Street Boston    8,000     75,500     315,440

6.4      Food

Albertson's           12,000    349,573     233,520
ConAgra               14,000    254,915     332,360
Heinz, H.J.           10,000    309,522     328,000
McCormick & Co.       20,000    223,975     548,000

6.6      Hospital Supplies

Biomet Corp.          15,750    122,250     460,530
Invacare              10,000    245,375     331,400
Stryker Corp.         10,000     95,500     699,500

2.3      Industrial Services

Donaldson Co.         12,000    162,563     528,600

5.2      Insurance

AFLAC, Inc.           20,000    143,906     615,400
American Int'l Group  10,000    196,449     556,900

2.3       Machinery

Emerson Electric Co.  10,000    335,278     514,400

5.4       Multi Industry

Carlisle               8,000    318,631     343,840
Pentair                9,000    248,383     354,420
Teleflex              12,000    356,377     520,920

0.4        Office Equipment

Avery Dennison         2,000    105,444      96,900

2.0        Realty Trust

First Industrial
Realty Trust          14,000    394,963     443,240

1.1        Semiconductor

Intel                 12,000    228,563     246,840

2.9         Soft Drinks

PepsiCo               15,000    335,649     657,600

2.6         Transportation

Sysco Corp.           20,000    142,750     591,000



77.2% Investment
        Securities           $9,185,404  $17,453,828


   Short-term Investments

18.5 United States Treasury Bill,
      Maturing 7/24/2003                  $4,197,142

 4.5 Misc. Cash Equivalents                1,006,479
23.0%                                     $5,203,621

Total Investments                        $22,657,449

(0.2%) All other assets less liabilities    (54,944)

100%  TOTAL NET ASSETS                   $22,602,505



*Non-Income Producing Security

See notes to financial statements




Top Ten Holdings - NAIC Growth Fund, 6/30/03

		      Market         % of
Company	               Value    Portfolio Investments

Pfizer               $805,000          3.6

Stryker               699,500          3.1

O'Reilly Auto         673,600          3.0

PepsiCo               657,600          2.9

Citigroup             645,150          2.9

General Electric      629,640          2.8

AFLAC                 615,400          2.7

Merck & Co., Inc.     610,200          2.7

Sysco                 591,000          2.6

Colgate-Palmolive     576,800          2.6




See notes to financial statements




NAIC Growth Fund, Inc.
Notes to Financial Statements (unaudited)

(1)  ORGANIZATION
The NAIC Growth Fund, Inc. (the  "Fund") was organized under
Maryland law on April 11, 1989 as a diversified closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on July 2, 1990.

(2)  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the notes to financial statements:

Dividends and Distributions - Dividends from the Fund's net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually. Shareowners may elect to participate in the Dividend Reinvestment and Cash Purchase Plan (see
Note 4).

Investments - Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the
Fund utilizes the amortized cost method to determine the carrying value of short-term debt obligations. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value. Any discount or premium is amortized from the date of acquisition to maturity.
Investment security purchases and sales are accounted for on a trade date basis. Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles in the united states requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes - The Fund intends to comply with the general qualification requirements of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to distribute at least 90% of its taxable income, including net long-term capital gains, to its shareowners. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

The following information is based upon Federal income tax cost of portfolio investments as of June 30, 2003:

	Gross unrealized appreciation          $  8,459,811
	Gross unrealized depreciation		   (191,387)

    	   Net unrealized appreciation	       $  8,268,424

	Federal income tax cost	               $  9,185,404

Expenses -The Fund's service contractors bear all expenses in connection with the performance of their services. The Fund bears all expenses incurred in connection with its operations including, but not limited to, management fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareowner reporting and other related costs. Such expenses will be charged to expense daily as a percentage of net assets. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first Ten Million Dollars of the Fund's average net assets, one and one-half percent (1 1/2%) of the next Twenty Million Dollars of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year. Any excess expenses shall be the responsibility of the Investment Adviser, and the pro rata portion of the estimated annual excess expenses will be offset against the Investment Adviser's monthly fee. A director of the Fund provides professional services to the fund. The fees for those services amounted to $4,000 for the six months ended June 30, 2003.

(3)  MANAGEMENT ARRANGEMENTS
Investment Adviser - Growth Fund Advisor, Inc., serves as the Fund's Investment Adviser subject to the Investment Advisory Agreement, and is responsible for the management of the Fund's portfolio, subject to review by the board of directors of the Fund.
For the services provided under the Investment Advisory Agreement, the Investment Adviser receives a monthly fee at an annual rate of three-quarters of one percent (0.75%) of the average weekly net asset value of the Fund, during the times when the average weekly net asset value is at least $3,800,000. The Investment Adviser will not be entitled to any compensation for a week in which the average weekly net asset value falls below $3,800,000.

Plan Agent -  Standard Federal Bank (SFB) serves as the Fund's
custodian pursuant to the Custodian Agreement.   As the Fund's
custodian, SFB receives fees and compensation of expenses for services provided including, but not limited to, an annual account charge, annual security fee, security transaction fee and statement of inventory fee. American Stock Transfer & Trust Company serves as the Fund's transfer agent and dividend disbursing agent pursuant to Transfer Agency and
Dividend Disbursement Agreements.   American Stock Transfer & Trust
Company receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement of out-of-pocket expenses such as forms and mailing costs.

(4)  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
The Fund has a Dividend Reinvestment and Cash Purchase Plan (the
"Plan") which allows shareowners to reinvest dividends paid and make additional contributions. Under the Plan, if on the valuation date the net asset value per share is lower than the market price at the close of trading on that day, then the Plan Agent will elect on behalf of the shareowners who are participants of the Plan to take the dividends in newly issued shares of the Fund's common stock. If net asset value exceeds the market price on the valuation date, the Plan Agent will elect to receive cash dividends, and will promptly buy shares of the Fund's common stock on whatever market is consistent with best price and execution. The number of shares credited to each shareowner participant's account will be based upon the average purchase price for all shares purchased.

(5)  DISTRIBUTIONS TO SHAREOWNERS
No distributions were made this year to date. The tax character of distributions paid during 2002 and 2001 was as follows:
Distributions paid from:		  2002	       2001
   Ordinary income			$43,435	     $80,695
   Long-term capital gain	      1,181,894	   1,370,543
				      1,225,329	   1,451,238
As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income/(loss)		     ($3,585)
Unrealized appreciation			           8,268,424

(6)  Investment transactions
Purchases and sales of securities, other than short-term securities for the period ended June 30, 2003, were $447,142 and $599,760, respectively.

(7)  FINANCIAL HIGHLIGHTS
The Financial Highlights present a per share analysis of how the Fund's net asset value has changed during the years presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. The Total Investment Return based on market value assumes that shareowners bought into the Fund at the bid price and sold out of the Fund at the bid price. In reality, shareowners buy into the Fund at the ask price and sell out of the Fund at the bid price. Therefore, actual returns may differ from the amounts stated.


 2003 ANNUAL MEETING
The 2003 annual meeting of shareholders was held on April 17, 2003 for the following purposes:

1.  To elect a Board of eight (8) Directors;

2. To ratify or reject the selection of Plante & Moran, PLLC as independent auditors of the Fund for the calendar year ending
December 31, 2003.

The following Directors were elected for Proposal 1: Thomas O'Hara, Kenneth Janke, Lewis Rockwell, Carl Holth, Peggy Schmeltz, Benedict Smith,
James Lane, and Luke Sims.   For Proposal 2, shareholders ratified the
selection of Plante & Moran, PLLC as independent accountants of the Fund.


Tabulation Report
                                 For    Against   Abstain   Withheld
Proposal 1 - Election of
             Directors


Thomas O'Hara                1,946,913   24,555
Kenneth Janke                1,953,143   18,325
Lewis Rockwell               1,947,051   24,417
Carl Holth                   1,953,488   17,981
Peggy Schmeltz		     1,950,474   20,996
Benedict Smith		     1,946,850   24,617
James Lane                   1,953,488   17,981
Luke Sims                    1,952,611   18,857


Proposal 2 - Selection of
      Plante & Moran, PLLC   1,929,325   14,389    27,752

Total shares issued and
      outstanding on record date:  2,339,194



NAIC Growth Fund, Inc.
Board of Directors

Thomas E. O'Hara
Chairman,
Highland Beach, FL


Lewis A. Rockwell
Secretary,
Grosse Pointe Shores, MI


Carl A. Holth
Director,
Clinton Twp., MI


Kenneth S. Janke
President,
Bloomfield Hills, MI


Benedict J. Smith
Director,
Birmingham, MI


James M. Lane
Director,
Highland Beach, FL


Peggy L. Schmeltz
Director,
Bowling Green, OH


Luke E. Sims
Director,
Milwaukee, WI

Shareowner Information

The ticker symbol for the NAIC Growth Fund, Inc., on the Chicago
Stock Exchange is GRF.   You may wish to visit the Chicago Stock
Exchange web site at www.chicagostockex.com.

The dividend reinvestment plan allows shareowners to automatically reinvest dividends in Fund common stock without paying commissions. Once enrolled, you can make additional stock purchases through monthly cash deposits ranging from $50 to $1,000. For more information, request a copy of the Dividend Reinvestment Service for Stockholders of NAIC Growth Fund, Inc., from American Stock Transfer & Trust Company, P.O. Box 922 Wall Street Station, New York, NY 10038, telephone 1-800-937-5449.

Questions about dividend checks, statements, account consolidation, address changes, stock certificates or transfer procedures write American Stock Transfer & Trust Company, P.O. Box 922 Wall Street Station,
New York, NY 10038, telephone 1-800-937-5449.

Shareowners or individuals wanting general information or having questions, write NAIC Growth Fund, Inc., P.O. Box 220, Royal Oak,
Michigan 48068. Telephone 877-275-6242 or visit us at our website at www.naicgrowthfund.com.


ITEM 2. CODE OF ETHICS.

Not applicable


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not aplicable

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

	(i) As of August 13, 2003, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant's President (Principal Executive Officer) and Accountant
(person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's President and Accountant concluded that the registrant's controls and procedures are adequately and effectively designed to insure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods required by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files is accumulated and communicated to the registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

	(ii) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS:

(A) 	Not applicable

(B)(1) Certification of principal executive officer as required by Rule 30a-2 under the Act.

(B)(2)	Certification of principal financial officer as required by
	Rule 30a-2 under the Act.

(B)(3)	Certification Pursuant to 18 U.S.C. Section 1350.


                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: August 22, 2003

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal financial officer)

Date: August 22, 2003